Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 168	$ 491
Deposits with banks	6,717,619	2,467,147
Cash and cash equivalents	$ 6,717,787	$ 2,467,638